Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment pension plans.
Beginning of year	$ 772,482	$ 733,049
Retirement of spun-off businesses	23,403	(84,067)
Net periodic cost	141,393	135,731
Benefits paid	(71,737)	(75,010)
End of year	954,248	772,482
Pensions
Post-employment pension plans.
Beginning of year	172,493
Retirement of spun-off businesses	23,286
Net periodic cost	35,934
Remeasurement adjustments	27,412	(10,297)
Benefits paid	(46,460)
End of year	212,665	172,493
Seniority Premiums
Post-employment pension plans.
Beginning of year	599,989
Retirement of spun-off businesses	117
Net periodic cost	105,459
Remeasurement adjustments	61,295	73,076
Benefits paid	(25,277)
End of year	$ 741,583	$ 599,989